Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Assets Held For Sale [Abstract]
Summary of Assets Held for Sale Measured at Fair Value	At December 31, 2023, and December 31, 2022, assets held for sale were measured at their fair value less costs to sell and comprised of the following:

Stellarton facility	6,375
6,375